Prepayments, Deposits and Other Receivables - Schedule of Prepayments, Deposits and Other Receivables (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Schedule of Prepayments, Deposits and Other Receivables [Abstract]
Utility deposits	$ 387	$ 383
Prepayments	438,563	11,317
Other receivables	15,750	15,607
Total	$ 454,700	$ 27,307